Other Payables - Summary of other payables (Detail) - USD ($)		Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Provision for profit sharing program		$ 1,107,702	[1]	$ 59,855	[1]	$ 2,793
Accruals related to payroll	[2]	860,717		455,392		172,795
Advances from customers		710,000	[3]	405,000	[3]	0
Other payable		672,923		52,405		2,762
Income tax payable		599,785		0
Social charges payable	[4]	417,632		163,384		17,688
Long-term incentive plan		147,951	[5]	183,041	[5]	43,818
Total		4,516,710		1,319,077		239,856
Current portion		3,677,865		616,156		199,278
Non-current portion		$ 838,845		$ 702,921		$ 40,578

[1]	Refers to accruals payable to the employees under the profit sharing programs.
[2]	Refers to accruals related to personnel obligations recorded in the financial statements, including mainly vacation expenses and other minor expenses.
[3]	Refers to advances from customers which have signed a letter of intent to purchase eVTOLs.
[4]	Refers to social charges and taxes applicable in relation to personnel compensation.
[5]	These represent the ERJ’s LTIP obligations. The balance presented as of December 31, 2021 was carved-out from ERJ and the balance as of September 30, 2022 relates to the LTIP obligation assumed by Eve towards certain grantees transferred from ERJ to Eve during the period.